[LOGO] STATE STREET RESEARCH

Large-Cap Growth Fund
--------------------------------------------------------------------------------
                         Annual Report to Shareholders
                         December 31, 2001


In This Report   Corporate Profits Fall
                 and Growth Stocks Stumble

                                    [GRAPHIC]

                         plus

                            A Review of Fund Performance,
                            Key Facts and Financial Statements

--------------------------------------------------------------------------------

   Contents

2  12 Month Review
   A look at the fund and its market
   environment over the past 12 months

4  Performance in Perspective
   The most recent performance in the
   context of the fund's track record

6  The Fund in Detail
   Portfolio holdings, financials and notes

--------------------------------------------------------------------------------

From the Chairman

Welcoming a New Year has never felt better. While we will not easily forget the challenges that shaped 2001, we are happy to be looking ahead to the opportunities of a new year.

[PHOTO]
Richard S. Davis

The U.S. stock market has already made up lost ground, and U.S. bond markets have been the wise investor's cushion against volatility. Even the U.S. economy is showing signs of stabilizing. Now, all eyes are on American business, its profit prospects and spending plans for the year ahead.

While it is not clear where the winners will come from in this new economic cycle, history has taught us to look at the companies and market sectors that are attractively priced and positioned to grow. As always, our fundamental research is focused on finding those opportunities for State Street Research funds.

Sincerely,


/s/ Richard S. Davis

Richard S. Davis
Chairman
December 31, 2001


[GRAPHIC]
12 Month Review Management's Discussion of Fund Performance Part 1

                            How State Street Research
                         Large-Cap Growth Fund Performed

State Street Research Large-Cap Growth Fund returned -30.61% for the 12-month period ended December 31, 2001.(1) That was lower than both the Russell 1000(R) Growth Index, and the Lipper Large-Cap Growth Funds Average, which returned -20.42% and -22.96%, respectively for the period.(2,3)

Reasons for the Fund's Performance

As the year began, the extent of the economic slowdown and the magnitude of the stock market decline were much greater than we expected. As a result, our investments in technology hurt returns and our investments in defensive segments of the market failed to deliver positive performance despite an environment that seemed to favor them. Because the fund is focused primarily on growth sectors of the market, particularly technology, healthcare and consumer discretionary stocks, it underperformed in the market sell-off after September 11. Two of those sectors--technology and consumer discretionary, along with financial services--were among the hardest hit.

Finally, in the last quarter, a strong turnaround in growth stocks--particularly in the most aggressive names--benefited the portfolio. Financial stocks (especially insurers) and consumer discretionary issues rebounded sharply. Results were further aided by good stock selection.

Looking Ahead

Our outlook is for this recession to be shallower than we originally expected but for the recovery to be gradual. In that context, we will favor industries and companies that are demonstrating actual earnings improvements over those that have expectations of earnings growth but have yet to deliver.

More Management's Discussion of Fund Performance on pages 4 and 5. |_|

Class A Shares(1)

     -30.61% [DOWN ARROW]

"We will continue
to favor technology,
healthcare and
consumer discre-
tionary stocks."

[PHOTO]
Kennard "Pete" Woodworth
Portfolio Manager,
State Street Research
Large-Cap Growth Fund

Russell 1000(R)
Value Index(1)

    -20.42% [DOWN ARROW]

Because financial markets and mutual fund strategies are constantly evolving, it is possible that the fund's holdings, market stance, outlook for various industries or securities and other matters discussed in this report have changed since this information was prepared. Portfolio changes should not be considered recommendations for action by individual investors.


2  State Street Research Large-Cap Growth Fund

[GRAPHIC] The Fund at a Glance as of 12/31/01

State Street Research Large-Cap Growth Fund: A stock fund with a growth approach to large-cap investing.

   Hits
     &
  Misses

 [GRAPHIC]

Microsoft

As Microsoft, the nation's leading software provider, emerges from the distractions of its legal battles, its stock price has rebounded and we believe it is capable of generating higher long-term earnings growth.

[GRAPHIC]

American Tower

Delays in the deployment of next-generation wireless services and carrier consolidation reduced assumptions about future demand, which ultimately led to a lower stock price for this wireless infrastructure provider.

Total Net Assets: $165 million

--------------------------------------------------------------------------------

Top 10 Holdings

     Issuer/Security          % of fund assets

   1  Pfizer                              6.0%

   2  ACE Limited                         5.2%

   3  Microsoft                           4.7%

   4  Citigroup                           4.6%

   5  Baxter International                4.5%

   6  Intel                               4.1%

   7  General Electric                    3.8%

   8  Target                              3.7%

   9  USA Networks                        3.3%

  10  Analog Devices                      3.3%

      Total                              43.2%

See page 9 for more detail.


Performance: Class A

Fund average annual total return as of 12/31/01(4, 5, 6)
(at maximum applicable sales charge)

     1 Year           5 Years         10 Years
-------------------------------------------------
     -34.60%           1.57%            5.96%


Russell 1000(R) Growth Index as of 12/31/01(2)

     1 Year           5 Years         10 Years
-------------------------------------------------
     -20.42%           8.27%           10.79%


Fund average annual total return as of 12/31/01(4,6)
(does not reflect sales charge)

     1 Year           5 Years         10 Years
-------------------------------------------------
     -30.61%           2.78%            6.59%

See pages 4 and 5 for data on other share classes.

--------------------------------------------------------------------------------
Top 5 Industries
% of fund assets

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A BAR CHART IN THE PRINTED
MATERIAL]

December 31, 2000                         December 31, 2001

Drugs &                                   Drugs &
Biotechnology      21.1%                  Biotechnology       21.9%
Communications                            Electronics:
Technology         10.6%                  Semiconductors/
Computer Software   8.2%                  Components          11.6%
Electronics:                              Computer Software    9.1%
Semiconductors/                           Retail               8.6%
Components          7.8%                  Communications,
Computer                                  Media &
Technology          7.1%                  Entertainment        7.7%

--------------------------------------------------------------------------------

Ticker Symbols

State Street Research Large-Cap Growth Fund

Class A: SGFAX Class B(1): SGFPX* Class B: SGFBX Class C: SGFDX Class S: STSGX

--------------------------------------------------------------------------------

(1)   Does not reflect sales charge.

(2) The Russell 1000(R) Growth Index contains only those stocks within the complete Russell 1000(R) Index (a large-company index) that show above-average growth. The index does not take transaction charges into consideration. It is not possible to invest directly in the index.

(3) The Lipper Large-Cap Growth Funds Average shows performance of a category of mutual funds with similar goals. The Lipper average shows you how well the fund has done compared with competing funds.

(4) Keep in mind that past performance is no guarantee of future results. The fund's share price and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value.

(5)   Performance reflects a maximum 5.75% Class A front-end sales charge.

(6) During the period prior to 1993 when shares of the fund were not offered to the general public, the fund was not subject to the cash inflows and higher redemptions and expenses that have occurred during the fund's current continuous public offering.

*     Proposed.

[GRAPHIC]
Performance in Perspective Management's Discussion of Fund Performance Part 2

                  Performance Figures as of December 31, 2001

These two pages focus on the fund's long-term track record. While a mutual fund's past performance is not a guarantee of future results, long-term returns can serve as an important context for evaluating recent performance.Three ways of measuring long-term performance are cumulative returns, average annual returns and the change in dollar value over time of a given investment. Information about these measures follows, while the share class boxes contain the results of these measures for each share class.

Cumulative Total Return

This represents the total percentage you would have earned or lost if you had invested a lump sum in the fund and left it there until the end of the period indicated. Performance would be lower if sales charges were reflected.

Average Annual Total Return

Average annual total return percentage is the rate you would have had to earn during each year of a given time period--say, five years--in order to end up with the fund's actual cumulative return for those five years. In reality, of course, fund performance varies from year to year. Because of this, a fund's actual performance for a given year may be higher or lower than an average annual performance figure.

$10,000 Over Ten Years

This example is similar to cumulative total return, but uses dollars rather than percentages, and assumes that the lump sum you invested was $10,000. It also compares fund performance to the performance of a market index.

--------------------------------------------------------------------------------
Class A      Front Load

o Initial sales charge of 5.75% or less, with lower sales charges for larger investments (see a prospectus for details)

o Lower annual expenses than Class B(1) or Class C shares because of lower service (12b-1) fee of 0.30%

                                                                 Life of Fund
Cumulative Total Return        1 Year     5 Years    10 Years      (3/24/61)
                              -----------------------------------------------
(does not reflect              -30.61%     14.71%      89.27%      3,508.91%
sales charge)

                                                                 Life of Fund
Average Annual Total Return    1 Year     5 Years    10 Years      (3/24/61)
                              -----------------------------------------------
(at maximum applicable         -34.60%      1.57%       5.96%       9.03%
sales charge)



$10,000 Over Ten Years


[THE FOLLOWING INFORMATION WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

                                    Russell 1000(R)
                  Class A            Growth Index            S&P 500 Index
               --------------------------------------------------------------
91                  9425                  10000                   10000
92                  9963                  10499                   10761
93                 10828                  10801                   11843
94                 10413                  11084                   11999
95                 13805                  15204                   16502
96                 15552                  18720                   20289
97                 17128                  24427                   27055
98                 21565                  33882                   34792
99                 29971                  45117                   42110
00                 25709                  35000                   38278
01                 17839                  27852                   33732

--------------------------------------------------------------------------------
Class B(1) Back Load


o  No initial sales charge

o Deferred sales charge of 5% or less on shares you sell within six years

o  Annual distribution/service (12b-1) fee of 1.00%

o Automatic conversion to Class A shares after eight years, reducing future annual expenses

                                                                 Life of Fund
Cumulative Total Return        1 Year     5 Years     10 Years     (3/24/61)
                              -----------------------------------------------
(does not reflect              -31.22%     10.50%      76.76%      3,270.31%
sales charge)

                                                                 Life of Fund
Average Annual Total Return    1 Year     5 Years     10 Years     (3/24/61)
                              -----------------------------------------------
(at maximum applicable         -34.56%      1.74%       5.86%       9.00%
sales charge)



$10,000 Over Ten Years

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

                                     Russell 1000(R)
                  Class B(1)          Growth Index           S&P 500 Index
               --------------------------------------------------------------
91                  10000                 10000                  10000
92                  10571                 10499                  10761
93                  11419                 10801                  11843
94                  10871                 11084                  11999
95                  14318                 15204                  16502
96                  15997                 18720                  20289
97                  17507                 24427                  27055
98                  21842                 33882                  34792
99                  30170                 45117                  42110
00                  25699                 35000                  38278
01                  17676                 27852                  33732

--------------------------------------------------------------------------------


4  State Street Research Large-Cap Growth Fund

--------------------------------------------------------------------------------
Class B    Back Load (only available through exchanges from
                     another Class B account)

o     No initial sales charge

o     Deferred sales charge of 5% or less on shares you sell within five years

o     Annual distribution/service (12b-1) fee of 1.00%

o Automatic conversion to Class A shares after eight years, reducing future annual expenses

                                                                 Life of Fund
Cumulative Total Return        1 Year     5 Years    10 Years      (3/24/61)
                              -----------------------------------------------
(does not reflect              -31.22%     10.50%      76.77%      3,270.45%
sales charge)

                                                                 Life of Fund
Average Annual Total Return    1 Year     5 Years    10 Years      (3/24/61)
                              -----------------------------------------------
(at maximum applicable         -34.56%      1.74%       5.86%       9.00%
sales charge)



$10,000 Over Ten Years
[THE FOLLOWING INFORMATION WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

                                     Russell 1000(R)
                  Class B             Growth Index           S&P 500 Index
               --------------------------------------------------------------
91                 10000                 10000                   10000
92                 10571                 10499                   10761
93                 11419                 10801                   11843
94                 10871                 11084                   11999
95                 14318                 15204                   16502
96                 15997                 18720                   20289
97                 17507                 24427                   27055
98                 21842                 33882                   34792
99                 30144                 45117                   42110
00                 25700                 35000                   38278
01                 17677                 27852                   33732

--------------------------------------------------------------------------------
Class C    Level Load

o     No initial sales charge

o Deferred sales charge of 1%, paid if you sell shares within one year of purchase

o     Lower deferred sales charge than Class B(1) shares

o     Annual distribution/service (12b-1) fee of 1.00%

o No conversion to Class A shares after eight years, so annual expenses do not decrease


                                                                 Life of Fund
Cumulative Total Return        1 Year     5 Years    10 Years      (3/24/61)
                              -----------------------------------------------
(does not reflect              -31.09%     10.73%      77.33%      3,281.20%
sales charge)

                                                                 Life of Fund
Average Annual Total Return    1 Year     5 Years    10 Years      (3/24/61)
                              -----------------------------------------------
(at maximum applicable         -31.76%      2.06%       5.90%       9.01%
sales charge)



$10,000 Over Ten Years

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

                                     Russell 1000(R)
                  Class C             Growth Index           S&P 500 Index
               --------------------------------------------------------------
91                 10000                   10000                 10000
92                 10571                   10499                 10761
93                 11413                   10801                 11843
94                 10879                   11084                 11999
95                 14313                   15204                 16502
96                 16014                   18720                 20289
97                 17504                   24427                 27055
98                 21869                   33882                 34792
99                 30182                   45117                 42110
00                 25732                   35000                 38278
01                 17733                   27852                 33732

--------------------------------------------------------------------------------
Class S    Special Programs

o Available through certain retirement accounts, advisory accounts of the investment manager and other programs that usually involve special conditions and separate fees (see a prospectus for details)

o     No sales charges of any kind

o No distribution/service (12b-1) fees; annual expenses are lower than for other share classes


                                                                 Life of Fund
Cumulative Total Return        1 Year     5 Years    10 Years      (3/24/61)
                              -----------------------------------------------
(does not reflect              -30.42%     16.41%      93.35%      3,586.58%
sales charge)

                                                                 Life of Fund
Average Annual Total Return    1 Year     5 Years    10 Years      (3/24/61)
                              -----------------------------------------------
(at maximum applicable         -30.42%      3.09%       6.82%       9.24%
sales charge)



$10,000 Over Ten Years

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

                                     Russell 1000(R)
                  Class S             Growth Index           S&P 500 Index
               --------------------------------------------------------------
91                 10000                 10000                  10000
92                 10571                 10499                  10761
93                 11515                 10801                  11843
94                 11075                 11084                  11999
95                 14732                 15204                  16502
96                 16610                 18720                  20289
97                 18360                 24427                  27055
98                 23166                 33882                  34792
99                 32307                 45117                  42110
00                 27788                 35000                  38278
01                 19335                 27852                  33732
-------------------------------------------------------------------------------

A Closer Look
[GRAPHIC]

12b-1 fees

12b-1 fees are named after the SEC rule that permits them.

The fund pays 12b-1 fees to cover service and distribution costs. The fees cover personal services and the maintenance of shareholder accounts. The fees also cover selling and marketing expenditures for the sale of fund shares.

The fund pays 12b-1 fees out of its assets, so shareholders see them as an indirect charge rather than a direct charge.


All of the performance figures on these pages assume reinvestment of dividends and distributions.

The average annual total returns for the fund also include the effects of any fees and sales charges that would apply for each share class.

The S&P 500 Index (officially, the "Standard & Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The Russell 1000 Growth Index contains only those stocks within the complete Russell 1000 Index (a large-company index) that show above-average growth. The indexes do not take transaction charges into consideration. It is not possible to invest directly in an index.

Keep in mind that past performance is no guarantee of future results. The fund's share price and return will fluctuate, and you may have a gain or loss when you sell your shares.

Returns for Class B(1) reflect Class B performance through December 31, 1998. Class B(1) was introduced January 1, 1999.

During the periods prior to 1993 when shares of the fund were not offered to the general public, the fund was not subject to the cash inflows and higher redemptions and expenses that have occurred during the fund's current continuous public offering.

[GRAPHIC]
The Fund in Detail

                                                                       [GRAPHIC]

The following pages describe the fund in detail as of the date of this report. They provide a "snapshot" of the fund's holdings at one moment in time (the report date), describe the financial dimensions of its operations for the past fiscal year and give a summary of operations on a per-share basis for the past five fiscal years. There's also an overview of the fund and its business structure, as well as information on the accounting policies the fund uses in arriving at the figures it presents here.

Together, the words and numbers in this section offer a comprehensive picture of the fund and its recent activities. In fact, the text and notes on pages 7 to 18 are an integral part of the financial statements, which wouldn't be complete without them.

For more information about the fund's strategies, risks and expenses, refer to the fund's prospectus; you'll need to read it before making any investments. The prospectus also has more details on the fund's share classes and its policies for shareholder accounts. To obtain a copy of any State Street Research prospectus, see the back cover of this report.

Keep in mind that in annual reports, the portfolio holdings and financial statements are audited, while in semiannual reports they are unaudited.


6  State Street Research Large-Cap Value Fund

About the Fund
--------------------------------------------------------------------------------

Business Structure

State Street Research Large-Cap Growth Fund is a mutual fund that allows shareholders to pool their assets for investment in a portfolio of securities. This fund is a series of State Street Research Growth Trust, a Massachusetts business trust, and is an open-end management investment company.

Four entities administer the fund's main business functions:

o The board of trustees oversees the fund with its shareholders' interests in mind and has ultimate responsibility for the fund's activities.

o The investment manager, State Street Research & Management Company, is responsible for the fund's investment and business activities and receives the management fee as compensation.

o The distributor, State Street Research Investment Services, Inc., sells shares of the fund, handles investor inquiries and transaction orders and provides other shareholder services.

o The custodian, State Street Bank and Trust Company, holds fund securities, provides data on their market value and handles related services.

The investment manager and the distributor are subsidiaries of MetLife, Inc. ("MetLife"). State Street Bank and Trust Company is not affiliated with MetLife (the similarity between its name and the names of the investment manager and distributor is coincidental). A majority of the trustees consists of people who are not affiliated with MetLife or any of its subsidiaries. The distributor pays a portion of its fees to MetLife for services it provides, including maintaining the accounts of some investors who hold shares through their firm's employee benefit plans and other sponsored arrangements.

Goal and Strategy

The fund seeks to provide long-term growth of capital. In seeking to achieve its investment objective, the fund invests at least 65% of its total assets in stocks and convertible securities that have long-term growth potential.

Share Classes

The fund generally offers four share classes, each with its own sales charge and expense structure. The fund also offers an additional class of shares (Class B), but only to current Class B shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of other State Street Research funds.

Class A shares are subject to an initial sales charge of up to 5.75%. Class A shares pay annual service and distribution fees equal to 0.30% of average daily net assets. Class B(1) and Class B shares pay annual service and distribution fees of 1.00% and both classes automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) and Class B shares are subject to a contingent deferred sales charge on certain redemptions made within six years and five years of purchase, respectively. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase and shares also pay annual service and distribution fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of the investment manager, and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees.

            The text and notes are an integral part of the financial statements.

The Fund's Accounting Policies

In keeping with accounting principles generally accepted in the United States, the fund has used the following policies in preparing the portfolio holdings and financial statements in this report:

The fund values all portfolio securities as of the date of this report (or, if that day was not a business day, then the most recent business day). The fund uses the following methods for determining the values of various types of securities:

o Listed securities -- The fund uses the price of the last sale on a national securities exchange that was quoted before the close of the New York Stock Exchange.

o Over-the-counter securities -- The fund uses the closing prices quoted on the Nasdaq system. If a security has not traded that day, or if it is not quoted on the Nasdaq system, the value is set at halfway between the closing bid and asked quotations.

o Securities maturing within 60 days -- The fund adjusts the value of these securities daily, moving them closer to the amount due on maturity as the maturity date approaches.

The fund accounts for each purchase and sale of portfolio securities on the trade date. In calculating realized gains or losses, the fund takes as its cost basis the identified cost of securities sold.

The fund records investment income from portfolio securities as follows:

o     Interest -- The fund accrues interest daily as it earns it.

o     Cash dividends -- The fund accrues these on the ex-dividend date.

The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in the amount equal to at least 100% of the current market value of any loaned securities, plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains or losses. If the borrower fails to return the securities and the collateral has declined in value, the fund could lose money. The fund accounts for income from the lending of its securities by including it in interest income.

The fund distributes its net earnings to its shareholders. The fund calculates these distributions using federal income tax regulations. As a result, they may be different than if the fund used generally accepted accounting principles. The fund distributes its earnings on the following schedule:

o Dividends from net investment income -- The fund ordinarily declares and pays these annually, if any.

o Net realized capital gains -- The fund distributes these annually, if any, and may make an additional distribution if tax regulations make it necessary.

If the fund has no earnings to distribute, it will not make a distribution.

The fund does not intend to pay federal income tax. It has elected to be exempt from taxes under Subchapter M of the Internal Revenue Code, in part because it makes distributions as described above.

The fund pays expenses as follows:

o Expenses attributed to the fund -- The fund pays these directly. Examples include the management fee, transfer agent fee, custodian fee and distribution and service fees.

o Expenses attributed to the trust of which the fund is a series -- These expenses are divided among all funds in the trust and each fund pays a proportional share. Examples include the legal fees and trustees' fees.

The fund has used certain estimates and assumptions in preparing this report. Although they are necessary in order to follow generally accepted accounting principles, these estimates and assumptions affect several key areas, including the reported amounts of assets and liabilities and income and expenses. Actual results could differ from those estimates.

The text and notes are an integral part of the financial statements.


8  State Street Research Large-Cap Growth Fund

Portfolio Holdings
--------------------------------------------------------------------------------
December 31, 2001

The listings that begin on this page detail the fund's investment holdings as of the report date. We have grouped the holdings by asset class and by smaller sub-groups as well. For example, we have grouped this fund's stocks by sector of the economy, and then by specific industry within each sector.

The solid colored circles (1) show the fund's ten largest holdings, with the number in the circle showing where the holding ranks in the top ten.

--------------------------------------------------------------------------------
Notes about specific elements of the financials are called out in boxes such as this.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
KEY TO SYMBOLS

*     Denotes a security which has not paid a dividend during the last year.
--------------------------------------------------------------------------------

     Issuer                                            Shares          Value
     ---------------------------------------------------------------------------
     Common Stocks  99.3% of net assets

     Consumer Discretionary  21.7% of net assets
     ---------------------------------------------------------------------------

     Advertising Agencies 1.8%
     Omnicom Group Inc.                                 33,100      $2,957,485
                                                                  ------------

     Commercial Services 2.2%
     Cendant Corp.*                                    190,000       3,725,900
                                                                  ------------

     Communications, Media & Entertainment 7.7%
     AOL Time Warner Inc.*                             103,800       3,331,980
     Gemstar International Group Ltd.*                 141,520       3,920,104
(9)  USA Networks Inc.*                                200,000       5,462,000
                                                                  ------------
                                                                    12,714,084
                                                                  ------------

     Consumer Products 1.4%
     Avon Products Inc.                                 50,400       2,343,600
                                                                  ------------

     Retail 8.6%
     Home Depot Inc.                                    56,300       2,871,863
(8)  Target Corp.                                      146,890       6,029,834
     Wal-Mart Stores, Inc.                              91,500       5,265,825
                                                                  ------------
                                                                    14,167,522
                                                                  ------------
     Total Consumer Discretionary                                   35,908,591
                                                                  ------------

     Consumer Staples  5.3% of net assets
     ---------------------------------------------------------------------------

     Beverages 3.9%
     Coca-Cola Co.                                      64,200       3,027,030
     PepsiCo Inc.                                       68,940       3,356,689
                                                                  ------------
                                                                     6,383,719
                                                                  ------------

     Foods 1.4%
     Kraft Foods Inc. Cl. A                             67,500       2,297,025
                                                                  ------------
     Total Consumer Staples                                          8,680,744
                                                                  ------------

     Financial Services  11.6% of net assets
     ---------------------------------------------------------------------------

     Insurance 5.2%
(2)  ACE Limited                                       213,640       8,577,646
                                                                  ------------

     Miscellaneous Financial 6.4%
(4)  Citigroup, Inc.                                   150,130       7,578,562
     Federal National Mortgage Association              37,000       2,941,500
                                                                  ------------
                                                                    10,520,062
                                                                  ------------
     Total Financial Services                                       19,097,708
                                                                  ------------

            The text and notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
December 31, 2001

     Issuer                                            Shares        Value
     ---------------------------------------------------------------------------

     Healthcare  24.0% of net assets
     ---------------------------------------------------------------------------

     Drugs & Biotechnology 21.9%
     Amgen Inc.*                                        62,490     $3,526,936
(5)  Baxter International Inc.                         137,060      7,350,528
     Biogen Inc.*                                       79,000      4,530,650
     Forest Laboratories Inc.*                          30,400      2,491,280
     Johnson & Johnson                                  58,000      3,427,800
(1)  Pfizer Inc.                                       247,570      9,865,664
     Pharmacia Corp.                                   115,380      4,920,957
                                                                 ------------
                                                                   36,113,815
                                                                 ------------

     Hospital Supply 2.1%
     St. Jude Medical Inc.*                             46,000      3,571,900
                                                                 ------------
     Total Healthcare                                              39,685,715
                                                                 ------------

     Other  3.8% of net assets
     ---------------------------------------------------------------------------

     Multi-Sector 3.8%
(7)  General Electric Co.                              155,710      6,240,857
     Standard & Poor's Depositary Receipt                  305         34,840
                                                                 ------------
                                                                    6,275,697
                                                                 ------------
     Total Other                                                    6,275,697
                                                                 ------------

     Other Energy  2.3% of net assets
     ---------------------------------------------------------------------------

     Oil & Gas Producers 2.3%
     Ocean Energy Inc.                                 195,470      3,753,024
                                                                 ------------
     Total Other Energy                                             3,753,024
                                                                 ------------

     Producer Durables  1.0% of net assets
     ---------------------------------------------------------------------------

     Telecommunications Equipment 1.0%
     American Tower Corp. Cl. A*                       171,800      1,626,946
                                                                 ------------
     Total Producer Durables                                        1,626,946
                                                                 ------------

     Technology  28.6% of net assets
     ---------------------------------------------------------------------------

     Communications Technology 3.2%
     Cisco Systems Inc.*                               200,580      3,632,504
     Qualcomm Inc.*                                     33,300      1,681,650
                                                                 ------------
                                                                    5,314,154
                                                                 ------------

     Computer Software 9.1%
     Amdocs Ltd.*                                       73,450      2,495,097
     Mercury Interactive Corp.*                         77,600      2,636,848
(3)  Microsoft Corp.*                                  116,240      7,703,225
     Peregrine Systems Inc.*                           150,000      2,224,500
                                                                 ------------
                                                                   15,059,670
                                                                 ------------

     Computer Technology 2.0%
     Sun Microsystems Inc.*                            262,450      3,228,135
                                                                 ------------

     Electronics 2.7%
     Applera Corp - Applied Biosystems                  64,890      2,548,230
     Kopin Corp.*                                      136,120      1,905,680
                                                                 ------------
                                                                    4,453,910
                                                                 ------------

     Electronics: Semiconductors/Components 11.6%
(10) Analog Devices Inc.*                              121,030      5,372,522
(6)  Intel Corp.                                       216,110      6,796,659
     Intersil Holding Corp. Cl. A*                     145,000      4,676,250
     Micron Technology Inc.*                            76,500      2,371,500
                                                                 ------------
                                                                   19,216,931
                                                                 ------------
     Total Technology                                              47,272,800
                                                                 ------------

     Utilities  1.0% of net assets
     ---------------------------------------------------------------------------

     Telecommunications 1.0%
     Sprint PCS Corp.*                                  66,720      1,628,635
                                                                 ------------
     Total Utilities                                                1,628,635
                                                                 ------------
     Total Common Stocks                                          163,929,860(a)
                                                                 ------------

--------------------------------------------------------------------------------
(a) The fund paid a total of $142,531,701 for these securities.
--------------------------------------------------------------------------------

The text and notes are an integral part of the financial statements.


10  State Street Research Large-Cap Growth Fund

                                                        Coupon           Maturity           Amount of
Issuer                                                   Rate              Date             Principal           Value
-----------------------------------------------------------------------------------------------------------------------
Short-Term Obligations  1.3% of net assets

American Express Credit Corp.                            1.70%          1/02/2002          $1,837,000        $1,836,914
General Electric Capital Corp.                           1.90%          1/03/2002             263,000           262,972
                                                                                                             ----------
Total Short-Term Obligations                                                                                  2,099,886(1)
                                                                                                             ----------

--------------------------------------------------------------------------------
(1) The fund paid a total of $2,099,886 for these securities.
--------------------------------------------------------------------------------

                                                                            % of
                                                                          Net Assets
------------------------------------------------------------------------------------------------------------------------
Summary of Portfolio Assets

Investments                                                                  100.6%                        $166,029,746(2)
Cash and Other Assets, Less Liabilities                                       (0.6%)                           (931,813)
                                                                             -----                         ------------
Net Assets                                                                   100.0%                        $165,097,933
                                                                             =====                         ============

--------------------------------------------------------------------------------
(2) The fund paid a total of $144,631,587 for these securities.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Federal Income Tax Information

At December 31, 2001, the net unrealized appreciation of investments based on cost for federal income tax purposes of $144,786,717 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there is an excess of value over tax
cost                                                               $40,306,698

Aggregate gross unrealized depreciation for all
investments in which there is an excess of tax cost over
value                                                              (19,063,669)
                                                                   -----------
                                                                   $21,243,029
                                                                   ===========
--------------------------------------------------------------------------------

At December 31, 2001, the fund had a capital loss carryforward of $34,309,485 available, to the extent provided in regulations, to offset future capital gains, if any, which expires on December 31, 2009.


            The text and notes are an integral part of the financial statements.

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
December 31, 2001

This is the fund's balance sheet as of the report date. It shows the fund's total assets, its liabilities and, by subtraction, its net assets. It also shows the share price for each share class as of the report date.

Assets

Investments, at value*                                         $166,029,746(1)
Collateral for securities on loan                                 7,571,528
Cash                                                                    374
Dividends and interest receivable                                   179,020
Receivable for fund shares sold                                     139,263
Other assets                                                        103,363
                                                               ------------
                                                                174,023,294

Liabilities

Payable for collateral received on securities loaned              7,571,528
Payable for fund shares redeemed                                    982,427
Accrued transfer agent and shareholder services                      93,280
Accrued management fee                                               62,655
Accrued distribution and service fees                                42,579
Accrued trustees' fees                                               10,586
Accrued administration fee                                           12,267
Other accrued expenses                                              150,039
                                                               ------------
                                                                  8,925,361
                                                               ------------

Net Assets                                                     $165,097,933
                                                               ============

Net Assets consist of:
  Unrealized appreciation of investments                        $21,398,159
  Accumulated net realized loss                                 (34,464,615)
  Paid-in capital                                               178,164,389
                                                               ------------
                                                               $165,097,933(2)
                                                               ============

*Includes securities on loan valued at $10,909,376.

--------------------------------------------------------------------------------
(1) The fund paid a total of $144,631,587 for these securities.
--------------------------------------------------------------------------------
(2)                 Net Asset Value (NAV) of Each Share Class

Except where noted, the NAV is the offering and the redemption price for each class.

Class        Net Assets    /    Number of Shares     =    NAV

  A         $25,747,563             4,549,545           $5.66*
  B(1)      $16,430,788             3,175,116           $5.17**
  B         $26,061,602             5,037,541           $5.17**
  C          $3,137,083               606,083           $5.18**
  S         $93,720,897            16,213,557           $5.78

*     Maximum offering price per share = $6.01 ($5.66 / 0.9425)

** When you sell Class B(1), Class B or Class C shares, you receive the net asset value minus deferred sales charge, if any.
--------------------------------------------------------------------------------

The text and notes are an integral part of the financial statements.

12  State Street Research Large-Cap Growth Fund

Statement of Operations
--------------------------------------------------------------------------------
For the year ended December 31, 2001

This shows what the fund earned and lost over the report period, and what its expenses were.

Investment Income

Dividends                                                      $1,020,671(1)
Interest                                                          228,639(2)
                                                             ------------
                                                                1,249,310

Expenses

Management fee                                                    939,980(3)
Transfer agent and shareholder services                           544,985(4)
Reports to shareholders                                           170,735
Custodian fee                                                     121,086
Administration fee                                                 98,545(5)
Distribution and service fees - Class A                            87,015(6)
Distribution and service fees - Class B(1)                        177,040(6)
Distribution and service fees - Class B                           340,926(6)
Distribution and service fees - Class C                            38,056(6)
Audit fee                                                          32,004
Registration fees                                                  26,128
Trustees' fees                                                     12,923(7)
                                                             ------------
                                                                2,589,423
Fees paid indirectly                                              (33,629)(8)
                                                             ------------
                                                                2,555,794
                                                             ------------
Net investment loss                                            (1,306,484)
                                                             ------------

Realized and Unrealized Loss
on Investments

Net realized loss on investments                              (34,373,647)(9)
Change in unrealized depreciation
  of investments                                              (44,649,479)
                                                             ------------
Net loss on investments                                       (79,023,126)
                                                             ------------
Net decrease in net assets resulting
  from operations                                            ($80,329,610)
                                                             ============

--------------------------------------------------------------------------------
(1)   The fund paid foreign taxes of $1,601.
--------------------------------------------------------------------------------
(2) Includes $85,614 in income from the lending of portfolio securities. As of the report date, the fund had a total of $10,909,376 of securities out on loan and was holding a total of $11,127,563 in collateral (including $7,571,528 of cash collateral invested in State Street Navigator Securities Lending Prime Portfolio and $3,556,035 in U.S. Government obligations) related to those loans.
--------------------------------------------------------------------------------
(3)   The management fee is 0.475% of fund net assets, annually.
--------------------------------------------------------------------------------
(4) Includes a total of $199,989 paid to the distributor for the services it provided and to MetLife for similar services it provided, including maintaining the accounts of some investors who hold shares through the firm's employee benefit plans and other sponsored arrangements.Total shareholder service costs are allocated to each fund in the same ratios as the transfer agent costs.
--------------------------------------------------------------------------------
(5) Payments made to the investment manager for certain administrative costs incurred in providing other assistance and services to the fund. The fee is based on a fixed amount that has been allocated equally among the State Street Research funds.
--------------------------------------------------------------------------------
(6) Payments made to the distributor under the fund's 12b-1 plans. The fees cover personal services and the maintenance of shareholder accounts.The fees also cover distribution and marketing expenditures for the sale of fund shares. For Class A, Class B and Class C shares, the payments are intended to reimburse the distributor for expenditures incurred under the plan, and any unused payments are returnable to the fund. As of December 31, 2001, there were $248,601, $313,437 and $1,309,195 for Class A, Class
      B and Class C, respectively, of unreimbursed distribution and shareholder servicing related expenses to be carried forward to future plan years. For Class B(1) shares, the payments compensate the distributor for services and expenditures incurred under the plan, and none of the payments are returnable to the fund.
--------------------------------------------------------------------------------
(7) Paid only to trustees who aren't currently affiliated with the adviser (the fund doesn't pay trustees' fees to affiliated trustees).
--------------------------------------------------------------------------------
(8)   Represents transfer agents credits earned from uninvested cash balances.
--------------------------------------------------------------------------------
(9) The fund sold $121,526,010 worth of securities. During this same period, the fund also bought $98,109,915 worth of securities. These figures don't include short-term obligations or U.S. government securities.
--------------------------------------------------------------------------------


            The text and notes are an integral part of the financial statements.

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

This shows how the fund's size changed over the report period, including changes that resulted from investment performance as well as those that resulted from shareholders buying and selling fund shares.

                                                 Years ended December 31
                                             -------------------------------
                                                 2000               2001
----------------------------------------------------------------------------

Increase (Decrease) in Net Assets

Operations:
Net investment loss                           ($1,527,405)       ($1,306,484)
Net realized gain (loss)
  on investments                               56,917,071        (34,373,647)
Change in unrealized
  depreciation of investments                (101,664,633)       (44,649,479)
                                           ---------------------------------
Net decrease resulting
  from operations                             (46,274,967)       (80,329,610)
                                           ---------------------------------

Distributions from capital gains:
  Class A                                      (6,680,649)          (704,056)
  Class B(1)                                   (3,932,288)          (467,250)
  Class B                                      (9,665,031)          (964,668)
  Class C                                        (962,077)          (105,092)
  Class S                                     (30,342,044)        (2,841,138)
                                           ---------------------------------
                                              (51,582,089)        (5,082,204)(1)
                                           ---------------------------------
Net increase (decrease) from
  fund share transactions                      31,017,809        (16,790,391)(2)
                                           ---------------------------------
Total decrease in net assets                  (66,839,247)      (102,202,205)

Net Assets

Beginning of year                             334,139,385        267,300,138
                                           ---------------------------------
End of year                                  $267,300,138       $165,097,933
                                           =================================

--------------------------------------------------------------------------------
(1) The fund has designated $107,332 as ordinary income dividends and $4,974,872 as long-term capital gain distributions.
--------------------------------------------------------------------------------


The text and notes are an integral part of the financial statements.

14  State Street Research Large-Cap Growth Fund

--------------------------------------------------------------------------------
(2) These transactions break down by share class as follows:

                                                                  Years ended December 31
                                            -----------------------------------------------------------------
                                                        2000                                2001
                                            -----------------------------------------------------------------
Class A                                         Shares           Amount             Shares          Amount
=============================================================================================================
 Shares sold                                  4,985,447       $60,172,282         4,242,588       $26,095,205 *

 Issued upon reinvestment of
   distributions from capital gains             765,536         6,490,564           110,948           681,995

 Shares redeemed                             (4,231,431)      (51,356,288)       (4,310,282)      (26,541,901)
                                            -----------------------------------------------------------------
 Net increase                                 1,519,552       $15,306,558            43,254          $235,299
                                            =================================================================

Class B(1)                                     Shares            Amount             Shares          Amount
=============================================================================================================
 Shares sold                                  1,617,570       $18,335,811         1,209,468        $6,971,757 **

 Issued upon reinvestment of
   distributions from capital gains             493,953         3,864,234            81,303           460,884

 Shares redeemed                               (224,600)       (2,562,189)         (855,839)       (4,753,414)***
                                            -----------------------------------------------------------------
 Net increase                                 1,886,923       $19,637,856           434,932        $2,679,227
                                            =================================================================

Class B                                        Shares            Amount             Shares          Amount
=============================================================================================================
 Shares sold                                  1,201,357       $13,563,204           269,277        $1,611,218

 Issued upon reinvestment of
   distributions from capital gains           1,145,463         8,984,223           161,267           915,625

 Shares redeemed                             (1,183,964)      (13,360,102)       (1,833,924)      (10,709,705)***
                                            -----------------------------------------------------------------
 Net increase (decrease)                      1,162,856        $9,187,325        (1,403,380)      ($8,182,862)
                                            =================================================================

Class C                                        Shares            Amount             Shares          Amount
=============================================================================================================
 Shares sold                                    111,779        $1,180,589           146,448          $835,466 **

 Issued upon reinvestment of
   distributions from capital gains             115,110           902,708            17,475            98,771

 Shares redeemed                                (96,764)       (1,034,960)         (221,498)       (1,206,517)****
                                            -----------------------------------------------------------------
 Net increase (decrease)                        130,125        $1,048,337           (57,575)        ($272,280)
                                            =================================================================

Class S                                        Shares            Amount             Shares          Amount
=============================================================================================================
 Shares sold                                     72,707          $900,287            22,027          $132,894

 Issued upon reinvestment of
   distributions from capital gains           1,431,329        12,383,407           200,425         1,258,702

 Shares redeemed                             (2,173,075)      (27,445,961)       (2,029,193)      (12,641,371)
                                            -----------------------------------------------------------------
 Net decrease                                  (669,039)     ($14,162,267)       (1,806,741)     ($11,249,775)
                                            =================================================================


      The trustees have the authority to issue an unlimited number of fund shares, with a $0.001 par value per share.

* Sales charges collected by the distributor and MetLife were $10,477 and $56,497.

** Like all broker/dealers, MetLife received commissions that were calculated as a percentage of these sales, but the commissions of $138,450 and $93 for Class B(1) and Class C were paid by the distributor, not the fund.

*** Includes $38,954 and $26,136 in deferred sales charges collected by the distributor for Class B(1) and Class B.

****  Includes $280 in deferred sales charges collected by the distributor.
--------------------------------------------------------------------------------


            The text and notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------
These provide a summary of each share class's financial performance.

                                                                                              Class A
                                                                        =====================================================
                                                                                      Years ended December 31
                                                                        -----------------------------------------------------
Per-Share Data                                                          1997 (a)   1998 (a)   1999 (a)   2000 (a)   2001 (a)
=============================================================================================================================
 Net asset value, beginning of year ($)                                    7.17       7.07       8.90      11.86       8.37
                                                                          -----      -----      -----      -----      -----
  Net investment loss ($)                                                 (0.00)     (0.03)     (0.03)     (0.05)     (0.04)
  Net realized and unrealized gain (loss) on investments ($)               0.68       1.86       3.47      (1.62)     (2.51)
                                                                          -----      -----      -----      -----      -----
 Total from investment operations ($)                                      0.68       1.83       3.44      (1.67)     (2.55)
                                                                          -----      -----      -----      -----      -----
  Distributions from capital gains ($)                                    (0.78)     (0.00)     (0.48)     (1.82)     (0.16)
                                                                          -----      -----      -----      -----      -----
 Total distributions ($)                                                  (0.78)     (0.00)     (0.48)     (1.82)     (0.16)
                                                                          -----      -----      -----      -----      -----
 Net asset value, end of year ($)                                          7.07       8.90      11.86       8.37       5.66
                                                                          =====      =====      =====      =====      =====
 Total return (%) (b)                                                     10.14      25.90      38.98     (14.22)    (30.61)

Ratios/Supplemental Data
=============================================================================================================================
 Net assets at end of year ($ thousands)                                 16,470     21,098     35,418     37,696     25,748
 Expense ratio (%)                                                         0.93       0.97       0.91       0.98       1.29
 Expense ratio after expense reductions (%)                                0.93       0.96       0.90       0.98       1.27
 Ratio of net investment loss to average net assets (%)                   (0.05)     (0.37)     (0.32)     (0.44)     (0.63)
 Portfolio turnover rate (%)                                             258.99      39.27      42.19      44.94      49.27

                                                                                                      Class B(1)
                                                                                          ===================================
                                                                                                Years ended December 31
                                                                                          -----------------------------------
Per-Share Data                                                                             1999 (a)(c)   2000 (a)   2001 (a)
=============================================================================================================================
 Net asset value, beginning of year ($)                                                          8.47      11.19       7.73
                                                                                                -----      -----      -----
  Net investment loss ($)                                                                       (0.10)     (0.13)     (0.08)
  Net realized and unrealized gain (loss) on investments ($)                                     3.30      (1.51)     (2.32)
                                                                                                -----      -----      -----
 Total from investment operations ($)                                                            3.20      (1.64)     (2.40)
                                                                                                -----      -----      -----
  Distributions from capital gains ($)                                                          (0.48)     (1.82)     (0.16)
                                                                                                -----      -----      -----
 Total distributions ($)                                                                        (0.48)     (1.82)     (0.16)
                                                                                                -----      -----      -----
 Net asset value, end of year ($)                                                               11.19       7.73       5.17
                                                                                                =====      =====      =====
 Total return (%) (b)                                                                           38.13     (14.82)    (31.22)

Ratios/Supplement Data
=============================================================================================================================
 Net assets at end of year ($ thousands)                                                        9,548     21,170     16,431
 Expense ratio (%)                                                                               1.66       1.70       1.99
 Expense ratio after expense reductions (%)                                                      1.65       1.70       1.97
 Ratio of net investment loss to average net assets (%)                                         (1.05)     (1.16)     (1.33)
 Portfolio turnover rate (%)                                                                    42.19      44.94      49.27


The text and notes are an integral part of the financial statements.

16  State Street Research Large-Cap Growth Fund

                                                                                              Class B
                                                                        =====================================================
                                                                                      Years ended December 31
                                                                        -----------------------------------------------------
Per-Share Data                                                          1997 (a)   1998 (a)   1999 (a)   2000 (a)   2001 (a)
=============================================================================================================================
 Net asset value, beginning of year ($)                                    6.96       6.79       8.47      11.18       7.73
                                                                          -----      -----      -----      -----      -----
  Net investment loss ($)                                                 (0.06)     (0.08)     (0.10)     (0.13)     (0.08)
  Net realized and unrealized gain (loss) on investments ($)               0.67       1.76       3.29      (1.50)     (2.32)
                                                                          -----      -----      -----      -----      -----
 Total from investment operations ($)                                      0.61       1.68       3.19      (1.63)     (2.40)
                                                                          -----      -----      -----      -----      -----
  Distributions from capital gains ($)                                    (0.78)     (0.00)     (0.48)     (1.82)     (0.16)
                                                                          -----      -----      -----      -----      -----
 Total distributions ($)                                                  (0.78)     (0.00)     (0.48)     (1.82)     (0.16)
                                                                          -----      -----      -----      -----      -----
 Net asset value, end of year ($)                                          6.79       8.47      11.18       7.73       5.17
                                                                          =====      =====      =====      =====      =====
 Total return (%) (b)                                                      9.44      24.76      38.01     (14.74)    (31.22)

Ratios/Supplement Data
=============================================================================================================================
 Net assets at end of year ($ thousands)                                 36,442     42,379     59,019     49,759     26,062
 Expense ratio (%)                                                         1.68       1.72       1.66       1.70       1.99
 Expense ratio after expense reductions (%)                                1.68       1.71       1.65       1.70       1.97
 Ratio of net investment loss to average net assets (%)                   (0.82)     (1.13)     (1.07)     (1.15)     (1.34)
 Portfolio turnover rate (%)                                             258.99      39.27      42.19      44.94      49.27

                                                                                              Class C
                                                                        =====================================================
                                                                                      Years ended December 31
                                                                        -----------------------------------------------------
Per-Share Data                                                          1997 (a)   1998 (a)   1999 (a)   2000 (a)   2001 (a)
=============================================================================================================================
 Net asset value, beginning of year ($)                                    6.95       6.78       8.47      11.18       7.73
                                                                          -----      -----      -----      -----      -----
  Net investment loss ($)                                                 (0.06)     (0.08)     (0.10)     (0.13)     (0.08)
  Net realized and unrealized gain (loss) on investments ($)               0.67       1.77       3.29      (1.50)     (2.31)
                                                                          -----      -----      -----      -----      -----
 Total from investment operations ($)                                      0.61       1.69       3.19      (1.63)     (2.39)
                                                                          -----      -----      -----      -----      -----
  Distributions from capital gains ($)                                    (0.78)     (0.00)     (0.48)     (1.82)     (0.16)
                                                                          -----      -----      -----      -----      -----
 Total distributions ($)                                                  (0.78)     (0.00)     (0.48)     (1.82)     (0.16)
                                                                          -----      -----      -----      -----      -----
 Net asset value, end of year ($)                                          6.78       8.47      11.18       7.73       5.18
                                                                          =====      =====      =====      =====      =====
 Total return (%) (b)                                                      9.30      24.94      38.01     (14.74)    (31.09)

Ratios/Supplemental Data
=============================================================================================================================
 Net assets at end of year ($ thousands)                                  4,562      4,727      5,967      5,128      3,137
 Expense ratio (%)                                                         1.68       1.72       1.66       1.70       1.99
 Expense ratio after expense reductions (%)                                1.68       1.71       1.65       1.70       1.97
 Ratio of net investment loss to average net assets (%)                   (0.79)     (1.13)     (1.07)     (1.15)     (1.34)
 Portfolio turnover rate (%)                                             258.99      39.27      42.19      44.94      49.27

(a)   Per-share figures have been calculated using the average shares method.

(b)   Does not reflect any front-end or contingent deferred sales charges.

(c)   January 1, 1999 (commencement of share class) to December 31, 1999.


            The text and notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                                              Class S
                                                                        =====================================================
                                                                                      Years ended December 31
                                                                        -----------------------------------------------------
Per-Share Data                                                          1997 (a)   1998 (a)   1999 (a)   2000 (a)   2001 (a)
=============================================================================================================================
 Net asset value, beginning of year ($)                                    7.18       7.11       8.97      12.00       8.52
                                                                          -----      -----      -----      -----      -----
  Net investment income (loss) ($)                                         0.01      (0.01)     (0.01)     (0.02)     (0.02)
  Net realized and unrealized gain (loss) on investments ($)               0.70       1.87       3.52      (1.64)     (2.56)
                                                                          -----      -----      -----      -----      -----
 Total from investment operations ($)                                      0.71       1.86       3.51      (1.66)     (2.58)
                                                                          -----      -----      -----      -----      -----
  Distributions from capital gains ($)                                    (0.78)     (0.00)     (0.48)     (1.82)     (0.16)
                                                                          -----      -----      -----      -----      -----
 Total distributions ($)                                                  (0.78)     (0.00)     (0.48)     (1.82)     (0.16)
                                                                          -----      -----      -----      -----      -----
 Net asset value, end of year ($)                                          7.11       8.97      12.00       8.52       5.78
                                                                          =====      =====      =====      =====      =====
 Total return (%) (b)                                                     10.54      26.18      39.46     (13.99)    (30.42)

Ratios/Supplement Data
=============================================================================================================================
 Net assets at end of year ($ thousands)                                164,689    178,691    224,188    153,547     93,721
 Expense ratio (%)                                                         0.68       0.72       0.66       0.70       0.99
 Expense ratio after expense reductions (%)                                0.68       0.71       0.65       0.70       0.97
 Ratio of net investment income (loss) to average net assets (%)           0.19      (0.13)     (0.07)     (0.15)     (0.34)
 Portfolio turnover rate (%)                                             258.99      39.27      42.19      44.94      49.27

(a)   Per-share figures have been calculated using the average shares method.

(b)   Does not reflect any front-end or contingent deferred sales charges.


The text and notes are an integral part of the financial statements.

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Trustees of State Street Research
Growth Trust and the Shareholders of
State Street Research Large-Cap Growth Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of State Street Research Large-Cap Growth Fund (a series of State Street Research Growth Trust, hereafter referred to as the "Trust") at December 31, 2001, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 7, 2002


18  State Street Research Large-Cap Growth Fund

State Street Research Growth Trust

                                                                                           Number of Funds
   Name,      Position(s)   Term of Office                                                 in Fund Complex           Other
  Address      Held with    and Length of               Principal Occupations                Overseen by       Directorships Held
and Age (a)       Fund     Time Served (b)                During Past 5 Years             Trustee/Officer (c)  by Trustee/Officer
====================================================================================================================================

Independent
Trustees

Bruce R.        Trustee       Since 1999    Retired; formerly Chairman of the Board,              25           Ceridian Corporation
Bond                                        Chief Executive Officer and President,
(55)                                        PictureTel Corporation (video conferencing
                                            systems)
------------------------------------------------------------------------------------------------------------------------------------
Steve A.        Trustee       Since 1997    Retired; formerly Senior Vice President for           48           Metropolitan Series
Garban                                      Finance and Operations and Treasurer,                              Fund, Inc.(d)
(64)                                        The Pennsylvania State University
------------------------------------------------------------------------------------------------------------------------------------
Dean O.         Trustee       Since 1984    Retired; formerly Executive Vice President,           48           The Clorox Company;
Morton                                      Chief Operating Officer and Director,                              KLA-Tencor
(69)                                        Hewlett-Packard Company                                            Corporation; BEA
                                            (computer manufacturer)                                            Systems, Inc.;
                                                                                                               Cepheid; Pharsight
                                                                                                               Corporation; and
                                                                                                               Metropolitan Series
                                                                                                               Fund, Inc.(d)
------------------------------------------------------------------------------------------------------------------------------------
Susan M.        Trustee       Since 1999    Dean, School of Business and Public                   25                    None
Phillips                                    Management, George Washington University;
(57)                                        formerly a member of the Board of Governors
                                            of the Federal Reserve System;
                                            Chairman and Commissioner of the
                                            Commodity Futures Trading Commission
------------------------------------------------------------------------------------------------------------------------------------
Toby            Trustee       Since 1992    President, Founder Investments Ltd.                   48           A. P. PHARMA, Inc.;
Rosenblatt                                  (investments); formerly, President, The                            and Metropolitan
(63)                                        Glen Ellen Company (private investment firm)                       Series Fund, Inc.(d)
------------------------------------------------------------------------------------------------------------------------------------
Michael S.      Trustee       Since 1989    Jay W. Forrester Professor of Management,             48           Metropolitan Series
Scott Morton                                Sloan School of Management,                                        Fund, Inc.(d)
(64)                                        Massachusetts Institute of Technology
====================================================================================================================================

Interested
Trustee

Richard S.      Trustee       Since 2000    Chairman of the Board,                                30                    None
Davis                                       President and Chief Executive Officer of
(56)                                        State Street Research & Management Company;
                                            previously, Senior Vice President,
                                            Fixed Income Investments, Metropolitan Life
                                            Insurance Company and Managing Director,
                                            J.P. Morgan Investment Management
====================================================================================================================================

Officers

John S.           Vice        Since 2001    Executive Vice President and Chief Financial          30                    None
Lombardo       President                    Officer of State Street Research &
(47)                                        Management Company; formerly, Senior Vice
                                            President, Product and Financial Management,
                                            MetLife Auto & Home
------------------------------------------------------------------------------------------------------------------------------------
Eleanor H.        Vice        Since 2002    Vice President of State Street Research &             12                    None
Marsh          President                    Management Company; formerly, analyst and
(42)                                        portfolio manager, Evergreen Investment
                                            Management Company
------------------------------------------------------------------------------------------------------------------------------------
James M.          Vice        Since 1997    Executive Vice President and Director of              27                    None
Weiss          President                    State Street Research & Management Company;
(55)                                        formerly, Senior Vice President, State
                                            Street Research & Management Company
------------------------------------------------------------------------------------------------------------------------------------
Kennard          Vice         Since 1997    Senior Vice President of State Street                 17                    None
Woodworth,     President                    Research & Management Company
Jr. (63)
------------------------------------------------------------------------------------------------------------------------------------
Douglas A.     Treasurer      Since 2001    Senior Vice President and Treasurer of                30                    None
Romich                                      State Street Research & Management Company;
(45)                                        formerly, Vice President, State Street
                                            Research & Management Company
------------------------------------------------------------------------------------------------------------------------------------
Francis J.     Secretary      Since 1995    Executive Vice President, General Counsel             30                    None
McNamara III                                and Secretary of State Street Research &
(46)                                        Management Company; formerly, Senior Vice
                                            President, State Street Research &
                                            Management Company
====================================================================================================================================

The Fund's Statement of Additional Information includes additional information about the Fund's trustees, and is available without charge, by contacting State Street Research, One Financial Center, Boston, Massachusetts 02111-2690, or by calling toll-free 1-87-SSR-FUNDS (1-877-773-8637).

(a) The address of each person is c/o State Street Research & Management Company, One Financial Center, Boston, MA 02111-2690.

(b) A Trustee serves until he or she retires, resigns or is removed as provided in the master trust agreement of the respective Trust. Each Trust has adopted a mandatory retirement age of 72. Each officer holds office until he or she resigns, is removed or a successor is elected.

(c) Includes all series of 11 investment companies for which State Street Research & Management Company has served as sole investment adviser and all series of Metropolitan Series Fund, Inc. The primary adviser to Metropolitan Series Fund, Inc. is MetLife Advisers, LLC, which has retained State Street Research & Management Company as sub-adviser to certain series of Metropolitan Series Fund, Inc.

(d) Serves as Director of Metropolitan Series Fund, Inc., an investment company comprising 23 separate portfolios.


Cover Illustration: (C) 2002 Artville, LLC                                    19

[LOGO] STATE STREET RESEARCH                                   -----------------
One Financial Center o Boston, MA 02111-2690                        PRSRT STD
                                                                     AUTO
                                                               U.S. POSTAGE PAID
                                                                 HOLLISTON, MA
                                                                 PERMIT NO. 20
                                                               -----------------

Contact Information for
INVESTOR SERVICES
--------------------------------------------------------------------------------

New accounts, mutual fund purchases, exchanges and account information

[INTERNET]  Internet
            www.ssrfunds.com

[COMPUTER]  E-mail
            info@ssrfunds.com

[PHONE]     Phone
            1-87-SSR-FUNDS (1-877-773-8637), toll-free, 7 days a week, 24 hours a day
            Hearing-impaired: 1-800-676-7876
            Chinese- and Spanish-speaking: 1-888-638-3193

[FAX]       Fax
            1-617-737-9722 (request confirmation number first from the Service Center by calling 1-87-SSR-FUNDS or 1-877-773-8637)

[MAILBOX]   Mail
            State Street Research Service Center
            P.O. Box 8408, Boston, MA 02266-8408

For 24-Hour
Automated Access
to Your Account

[PHONE]  1-87-SSR-FUNDS
         ----------------
         (1-877-773-8637)

www.ssrfunds.com

OverView
---------------------------------------
For more information on the products
and services mentioned in OverView,
our shareholder newsletter, visit our
web site at www.ssrfunds.com


State Street Research
FYI
--------------------------------------------------------------------------------
Did you know that you can give a State Street Research mutual fund as a gift?
To learn more, call a service center representative at 1-87-SSR-FUNDS (1-877-773-8637), Monday through Friday, 8am-6pm eastern time.

Visit our new Tax Center at www.ssrfunds.com, where you will fund: information on the new tax law changes, 2001 State Street Research capital gains distributions, sample tax forms, Quicken(R) TurboTax(R) for the Web(SM) plus a year-end tax checklist.

---------------------------
           [LOGO]
           DALBAR
        MUTUAL FUND
       SERVICE AWARD
            2001
---------------------------
 for Excellence in Service

(1) Distribution is now limited. Please contact State Street Research for more details.

(2) An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

--------------------------------------------------------------------------------

This report must be accompanied or preceded by a current State Street Research Large-Cap Growth Fund prospectus. When used after March 31, 2002, this report must be accompanied by the most recent Quarterly Performance Update.

To obtain a prospectus of any State Street Research fund call 1-87-SSR-FUNDS (1-877-773-8637). The prospectus contains more complete information, including sales charges and expenses. Please read the prospectus carefully before investing or sending money.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industrywide.

State Street Research
Spectrum of Funds
--------------------------------------------------------------------------------

[GRAPHIC]
AGGRESSIVE

EQUITY FUNDS
------------

Global Resources Fund
Health Sciences Fund
Emerging Growth Fund
Mid-Cap Growth Fund
Concentrated International Fund
Concentrated Growth Fund
Large-Cap Growth Fund
Aurora Fund(1)
Mid-Cap Value Fund
Large-Cap Value Fund
International Equity Fund
Large-Cap Analyst Fund
Investment Trust
Legacy Fund
Strategic Growth & Income Fund


FIXED INCOME FUNDS
------------------

High Income Fund
Strategic Income Fund
Tax-Exempt Fund
Government Income Fund
Money Market Fund(2)

CONSERVATIVE



(C)2002 State Street Research Investment Services, Inc., One Financial Center, Boston, MA 02111-2690

CONTROL NUMBER:(exp0203)SSR-LD                                     LCG-1221-0202